Net (loss) income per ordinary share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		3 Months Ended			12 Months Ended
		Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to the Company		¥ 17,875	$ 2,603	¥ 7,824	¥ 98,099	$ 14,223	¥ 145,054	¥ 42,051
Accretion to the redemption value of redeemable Class A ordinary shares | ¥	[1]						15,115	52,881
Net income (loss) attributable to ordinary shares					¥ 98,099	$ 14,223	¥ 129,939	¥ (10,830)
Denominator:
Weighted average number of ordinary shares (for basic calculation)		393,958,225	393,958,225	376,970,454	379,321,522	379,321,522	323,163,367	171,589,918
Effect of dilutive share-based awards		18,352,391	18,352,391		2,277,167	2,277,167
Weighted average number of ordinary shares and dilutive potential ordinary shares outstanding (for diluted calculation)		412,310,616	412,310,616	376,970,454	381,598,689	381,598,689	323,163,367	171,589,918
Basic net (loss) income per ordinary share (in RMB) | (per share)		¥ 0.05	$ 0.01	¥ 0.02	¥ 0.26	$ 0.04	¥ 0.40	¥ (0.06)
Diluted net (loss) income per ordinary share (in RMB) | (per share)		¥ 0.04	$ 0.01	¥ 0.02	¥ 0.26	$ 0.04	¥ 0.40	¥ (0.06)

[1]	Represent Series C shares of Atour Shanghai prior to Restructuring (see Note 12)